OTHER NON-CURRENT LIABILITIES - Financial liabilities designated as fair value through profit or loss (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Sep. 18, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 JPY (¥) subsidiary	Dec. 31, 2015 USD ($) subsidiary
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		$ 133,553
Fair value effect during the year		(39,105)	$ (2,957)		$ (5,686)
Balance at December 31,		178,705	133,553
Transaction B
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		829
Balance at December 31,		1,253	829
Transaction B | Sky Solar Japan KK ("SSJ")
OTHER NON-CURRENT LIABILITIES
Number of subsidiaries | subsidiary				3	3
Number of IPP solar parks held by the three subsidiaries | subsidiary				4	4
Contractual period				15 years	15 years
Transaction B | Sky Solar Japan KK ("SSJ") | JAML
OTHER NON-CURRENT LIABILITIES
Contributions made by the counterparty				¥ 63.0	$ 519
Total Contribution (as a percent)				10.00%	10.00%
Transaction C
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		51,143
Balance at December 31,		$ 55,426	51,143
Initial amortization period		9 months
Amortization period after the note purchase date		24 months
Equity conversion period		1 year
Transaction C | Energy Capital Investment II sarl ("ECI")
OTHER NON-CURRENT LIABILITIES
Amount funded under the agreement		$ 48,200
Transaction C | Energy Capital Investment II sarl ("ECI") | Hudson
OTHER NON-CURRENT LIABILITIES
Contributions made by the counterparty	$ 50,000
Non-controlling equity interest to be received (as a percent)	49.00%
Other non-current liabilities
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		133,553
Balance at December 31,		57,885	133,553
Other non-current liabilities | Transaction B
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		829	882
Fair value effect during the year		396	(86)
Exchange difference		28	33
Balance at December 31,		1,253	829		$ 882
Other non-current liabilities | Transaction C
OTHER NON-CURRENT LIABILITIES
Balance at January 1,		51,143	3,061
Additional received from Hudson			44,000
Interest addition during the year		5,756	3,803
Fair value effect during the year		791	279
Interest paid back for distribution		(2,264)
Balance at December 31,		$ 55,426	$ 51,143		$ 3,061